Related party transactions	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Related party transactions
2 3 .	Related party transactions
Related parties include members of Board of Directors of the Company and the executive management of the Group. The following transactions were carried out with related parties:
(a)	Key management personal compensation
The following table sets forth information regarding our directors and executive officers for the years ended December 31, 2020 and 2021.

	Year ended December 31,
	2020	2021
	RMB’000	RMB’000
Short-term employee benefits	1,022	2,692

	1,022	2,692